Leases	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Leases

15. Leases

The Company has lease contracts solely for office space with lease terms of between two and five years. Generally, the Company is restricted from assigning and subleasing the leased assets. There are a number of lease contracts that include extension and termination options and variable lease payments, which are further discussed below.

Refer to Note 9 for the carrying amounts of right of use assets recognized and the movements during the year.

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2021	2020
	(in thousands)
	£	£
At January 1	645	806
Re-measurement of liability	4	115
Accretion of interest	18	26
Payments	(296)	(297)
Effect of foreign currency exchange differences	—	(5)
At December 31	371	645

Classified as:
Current	207	278
Non-current	164	367
	371	645

The maturity analysis of lease liabilities is as follows:

	2021	2020
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	216	296
Later than 1 year and not later than 3 years	169	307
Later than 3 years and not later than 5 years	—	74
Total contractual undiscounted payments	385	677
Less: effect of discounting	(14)	(32)
Discounted lease liabilities	371	645

15. Leases (continued)

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2021	2020	2019
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	266	268	193
Interest expense on lease liabilities (included in administrative expenses)	18	26	21
Total amount recognized in statements of operations	284	294	214

The Company had total net cash outflows for leases of £0.3 million in 2021 (2020: £0.3 million).

The Company has one lease contract with variable payments where the lease costs after the first year of the lease are increased based upon a consumer price index. The lease liability for this lease was re-measured at December 31, 2021. All other lease contracts have fixed payments.

The Company has a number of lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased asset portfolio and align it with the Company’s business needs. None of the termination options have been exercised or are expected to be exercised. All of the extension options require a market rental review and the lease cost for the extension period will typically be set at the higher of either the current lease cost or the open market lease cost.

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2021	2020
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	830	591
Later than 5 years	148	387
Total	978	978